As filed with the Securities and Exchange Commission on August 7, 2018
Commission File Nos. 333-132128
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 37	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 648	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Andrew J. Bowden, Esq., Senior Vice President, General Counsel and Secretary
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Alison Samborn, Esq., Senior Attorney, Legal Product Development
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on August 13, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Variable and Fixed Deferred Annuity contracts

EXPLANATORY NOTE: This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of filing supplements to the prospectus and statement of additional information. Part C is also amended as reflected therein. Except as heretofore amended, this Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, undertaking, or other information contained in the Registration Statement, which are hereby incorporated by reference to the extent required and/or permitted by applicable law.

Supplement Dated August 13, 2018
To The Prospectus Dated April 30, 2018 For

RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

CHANGES TO THE GAWA% TABLE AVAILABILITY. Effective August 13, 2018, the Income Stream Level 1 GAWA% Table under LifeGuard Freedom 6 Net and LifeGuard Freedom Flex Guaranteed Minimum Withdrawal Benefits ("GMWBs") is available for election at issue by new purchasers of the Contracts. The prospectus is revised as follows:

➢	Under the section titled "FEES AND EXPENSES TABLES", the following footnotes to the "Periodic Expenses" section, on page 5 of the prospectus, are revised as follows:

[18]
The current and maximum annual charges used in the table are based on the Income Stream Level 5 GAWA% Table. For Contracts purchased in Missouri and Washington State, 0.81% of the GMWB Death Benefit is the current and maximum charge. For more information about the charge for the LifeGuard Freedom Flex DB, including applicable charges for each of the four Income Stream Level GAWA% tables, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”.

[40]
For more information about the charges for this endorsement, including applicable charges for each of the three Income Stream Level GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge”.

➢
Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge", on page 62 of the prospectus, the charge table is revised as follows:

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	1.70%	(MO and WA Only) 1.74%	0.85%	(MO and WA Only) 0.87%
With Income Stream Level 4 GAWA% Table	2.50%	2.52%	1.25%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix I for the applicable charges (including charges for the Optional Income Upgrade).

➢
Under the section titled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge", on page 63 of the prospectus, the charge table is revised as follows:

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	2.30%	(MO and WA Only) 2.34%	1.15%	(MO and WA Only) 1.17%
With Income Stream Level 3 GAWA% Table	3.00%	(MO and WA Only) 3.00%	1.60%	(MO and WA Only) 1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix I for the applicable charges (including charges for the Optional Income Upgrade).

➢
Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) Charge", on page 64 of the prospectus, a new charge table is added as follows:

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.20%	(MO and WA Only) 1.20%	0.60%	(MO and WA Only) 0.60%
6% Bonus and Annual Step-Up	1.40%	1.44%	0.70%	0.72%
7% Bonus and Annual Step-Up	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

➢
Under the section titled "Joint or Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge", on page 65 of the prospectus, a new charge table is added as follows:

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(MO and WA Only) 1.80%	0.90%	(MO and WA Only) 0.90%
6% Bonus and Annual Step-Up	2.00%	2.04%	1.00%	1.02%
7% Bonus and Annual Step-Up	2.30%	2.34%	1.15%	1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

➢	Under the section titled “Death Benefit Charges”, in the sub-section titled "LifeGuard Freedom Flex DB Charge", on page 70 of the prospectus, the charge table is revised as follows:

LIFEGUARD FREEDOM FLEX DBS ISSUED ON OR AFTER SEPTEMBER 15, 2014*

	Annual Charge
With Income Stream Level 1 GAWA% Table	0.60%	(MO and WA Only) 0.60%
With Income Stream Level 3 GAWA% Table	0.70%	0.72%
With Income Stream Level 4 GAWA% Table	0.75%	0.75%
With Income Stream Level 5 GAWA% Table	0.80%	0.81%
Charge Basis	GMWB Death Benefit
Charge Frequency	Quarterly	Monthly

*PLEASE NOTE: For LifeGuard Freedom flex DBs issued before September 15, 2014, please see Appendix I for the applicable charges.

➢
Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)", on page 242 of the prospectus, the text immediately following the first paragraph under "Withdrawals" up to and including the GAWA% Table is deleted and replaced with the following:

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table, the Income Stream Level 4 GAWA% Table, and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.75%	4.00%
65 – 74	4.00%	4.75%	5.00%
75 – 80	4.50%	5.25%	5.50%
81+	5.00%	5.75%	6.00%

➢
Under the section titled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”), on page 269 of the prospectus, the text immediately following the first paragraph under "Withdrawals" up to and including the GAWA% Table is deleted and replaced with the following:

There are four different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table, the Income Stream Level 3 GAWA% Table (only available if you also elect LifeGuard Freedom Flex DB), the Income Stream Level 4 GAWA% Table and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables. Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 3 GAWA% Table*	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.50%	4.75%	5.00%
75 – 80	4.50%	5.00%	5.25%	5.50%
81+	5.00%	5.50%	5.75%	6.00%

*Only available if you also elect LifeGuard Freedom Flex DB.

➢
Under the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”)” and under the section titled “LifeGuard Freedom Flex with Joint Option GMWB”, on pages 255 and 280 of the prospectus, the text immediately following the first paragraph under “Withdrawals” up to and including the GAWA% Table is deleted and replaced with the following:

There are two different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables.

Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 3 GAWA% Table
35 - 64	3.00%	3.50%
65 - 74	4.00%	4.50%
75 - 80	4.50%	5.00%
81+	5.00%	5.50%

CHANGES TO THE INVESTMENT DIVISIONS.

➢
New Funds. Effective August 13, 2018, new Investment Divisions which invest respectively in the following Funds are available. The prospectus is revised by adding the following Funds, all class A shares, to the Fund list located on the back of the front page of the prospectus and to Appendix J immediately preceding the tables of Accumulation Unit Values:

Jackson Variable Series Trust
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund

➢	Fund Name Changes. Effective August 13, 2018, the following Fund names changed. All references in the prospectus to the Prior Fund Names are revised to the corresponding Current Fund Name as follows:

Prior Fund Name	Current Fund Name
JNL/Brookfield Global Infrastructure and MLP Fund	JNL/First State Global Infrastructure Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/Vanguard Growth Allocation Fund	JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate Allocation Fund	JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund	JNL/Vanguard Moderate Growth ETF Allocation Fund

➢	Fund Merger. Effective August 13, 2018, the JNL/Invesco Mid Cap Value Fund merged into JNL/MFS Mid Cap Value Fund. The prospectus is revised as follows:

a)
The following disclosure is inserted following the list of Funds located on the back of the front page of the prospectus and under Appendix J, “ACCUMULATION UNIT VALUES”, immediately preceding the tables of Accumulation Unit Values:

The JNL/Invesco Mid Cap Value Fund merged into JNL/MFS Mid Cap Value Fund, effective August 13, 2018.

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and/or Rebalancing automatic programs that include an allocation to the Investment Division investing in JNL/Invesco Mid Cap Value Fund, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the Investment Division investing in the JNL/MFS Mid Cap Value Fund.

If you have Contract Value that was transferred to the Investment Division investing in the JNL/MFS Mid Cap Value Fund as a result of the merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following August 13, 2018, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

For additional information, please see the Prospectus, dated April 30, 2018, and the corresponding supplements for the JNL® Series Trust.

b)
All other references to the JNL/Invesco Mid Cap Value Fund, along with any corresponding investment objective information, are deleted from the list of Funds located on the back of the front page of the prospectus, the section titled “INVESTMENT DIVISIONS”, and the disclosures in Appendix A.

➢	Sub-Adviser Changes. The following sub-adviser changes are effective August 13, 2018:

a)	WCM Investment Management replaced PPM America, Inc. as a sub-adviser for JNL Multi-Manager Small Cap Value Fund.

b)
Colonial First State Asset Management (Australia) Limited replaced Brookfield Investment Management Inc. as the sub-adviser for JNL/Brookfield Global Infrastructure and MLP Fund. In connection with the change of sub-adviser, the name of the JNL/Brookfield Global Infrastructure and MLP Fund changed to the JNL/First State Global Infrastructure Fund.

➢	Revised Total Annual Fund Operating Expenses.

Effective August 13, 2018, the section titled "Total Annual Fund Operating Expenses" appearing under "FEES AND EXPENSES TABLES" is deleted in its entirety and replaced with the following:

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.53%

Maximum: 2.15%

More detail concerning each Fund's fees and expenses is below. But please refer to the Funds' prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds' Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Plus Recapture		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/WMC Government Money Market	0.16%	0.30%	0.10%	G	0.00%	0.56%	0.20%	D	0.76%	D,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds® Balanced	0.81%	A	0.30%	A	0.17%	A,J	0.00%	1.28%	A	(0.40%)	B	0.88%	A,B,L
JNL/American Funds Blue Chip Income and Growth	0.96%	A	0.30%	A	0.17%	A,J	0.00%	1.43%	A	(0.43%)	B	1.00%	A,B,L
JNL/American Funds Global Bond	1.13%	A	0.30%	A	0.18%	A,J	0.00%	1.61%	A	(0.53%)	B	1.08%	A,B,L
JNL/American Funds Global Small Capitalization	1.35%	A	0.30%	A	0.19%	A,J	0.00%	1.84%	A	(0.55%)	B	1.29%	A,B,L
JNL/American Funds Growth-Income	0.82%	A	0.30%	A	0.16%	A,I	0.00%	1.28%	A	(0.35%)	B	0.93%	A,B,L
JNL/American Funds International	1.23%	A	0.30%	A	0.19%	A,J	0.00%	1.72%	A	(0.55%)	B	1.17%	A,B,L
JNL/American Funds New World	1.64%	A	0.30%	A	0.21%	A,J	0.00%	2.15%	A	(0.75%)	B	1.40%	A,B,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL/DFA Growth Allocation	0.20%		0.30%		0.15%	J	0.29%	0.94%		(0.05%)	C	0.89%	C,L
JNL/DFA Moderate Growth Allocation	0.20%		0.30%		0.15%	J	0.27%	0.92%		(0.05%)	C	0.87%	C,L
JNL/Vanguard Capital Growth	0.87%	M	0.30%	M	0.17%	J,M	0.00%	1.34%	M	(0.40%)	B	0.94%	B,M,L
JNL/Vanguard Equity Income	0.81%	M	0.30%	M	0.17%	J,M	0.00%	1.28%	M	(0.40%)	B	0.88%	B,M,L
JNL/Vanguard International	1.04%	M	0.30%	M	0.18%	J,M	0.00%	1.52%	M	(0.55%)	B	0.97%	B,M,L
JNL/Vanguard Small Company Growth	0.93%	M	0.30%	M	0.18%	J,M	0.00%	1.41%	M	(0.50%)	B	0.91%	B,M,L
JNL/Vanguard U.S. Stock Market Index	0.20%		0.30%		0.10%	G	0.05%	0.65%		(0.06%)	C	0.59%	C,L
JNL/Vanguard International Stock Market Index	0.20%		0.30%		0.15%	J	0.10%	0.75%		(0.07%)	C	0.68%	C,L
JNL/Vanguard Global Bond Market Index	0.20%		0.30%		0.18%	J	0.09%	0.77%		(0.10%)	C	0.67%	C,L
JNL/Vanguard Moderate ETF Allocation	0.20%		0.30%		0.15%	J	0.09%	0.74%		(0.05%)	C	0.69%	C,L
JNL/Vanguard Moderate Growth ETF Allocation	0.20%		0.30%		0.15%	J	0.09%	0.74%		(0.05%)	C	0.69%	C,L
JNL/Vanguard Growth ETF Allocation	0.20%		0.30%		0.15%	J	0.08%	0.73%		(0.04%)	C	0.69%	C,L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15%	J	0.01%	1.10%	L
JNL Multi-Manager Small Cap Growth	0.57%	0.30%	0.10%	G	0.00%	0.97%	L
JNL Multi-Manager Small Cap Value	0.67%	0.30%	0.10%	G	0.00%	1.07%	L
JNL Institutional Alt 25	0.11%	0.30%	0.06%	E	0.82%	1.29%	L
JNL Institutional Alt 50	0.11%	0.30%	0.06%	E	1.00%	1.47%	L
JNL/American Funds® Moderate Growth Allocation	0.19%	0.30%	0.15%	J	0.43%	1.07%	L
JNL/American Funds Growth Allocation	0.19%	0.30%	0.15%	J	0.45%	1.09%	L
JNL/AQR Large Cap Relaxed Constraint Equity	0.68%	0.30%	0.83%	J	0.00%	1.81%	L
JNL/AQR Managed Futures Strategy	0.84%	0.30%	0.15%	J	0.08%	1.37%	L
JNL/BlackRock Global Allocation	0.60%	0.30%	0.18%	J	0.01%	1.09%	L
JNL/BlackRock Global Natural Resources	0.54%	0.30%	0.15%	J	0.00%	0.99%	L
JNL/BlackRock Large Cap Select Growth	0.47%	0.30%	0.10%	G	0.00%	0.87%	L
JNL/Causeway International Value Select	0.52%	0.30%	0.15%	J	0.00%	0.97%	L
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.16%	J	0.01%	0.97%	L
JNL/Crescent High Income	0.55%	0.30%	0.15%	J	0.01%	1.01%	L
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10%	G	0.00%	0.80%	L
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.12%	G	0.00%	0.79%	L
JNL/DoubleLine® Shiller Enhanced CAPE®	0.61%	0.30%	0.15%	J	0.02%	1.08%	L
JNL/First State Global Infrastructure	0.69%	0.30%	0.15%	J	0.00%	1.14%
JNL/FPA + DoubleLine® Flexible Allocation	0.66%	0.30%	0.26%	J	0.03%	1.25%	L
JNL/Franklin Templeton Founding Strategy	0.00%	0.30%	0.05%	E	0.69%	1.04%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/Franklin Templeton Global	0.55%	0.30%	0.16%	J	0.01%	1.02%	L
JNL/Franklin Templeton Global Multisector Bond	0.56%	0.30%	0.16%	J	0.02%	1.04%	L
JNL/Franklin Templeton Income	0.52%	0.30%	0.10%	G	0.01%	0.93%	L
JNL/Franklin Templeton International Small Cap	0.79%	0.30%	0.16%	J	0.01%	1.26%	L
JNL/Franklin Templeton Mutual Shares	0.59%	0.30%	0.11%	G	0.01%	1.01%	L
JNL/Goldman Sachs Core Plus Bond	0.42%	0.30%	0.10%	G	0.01%	0.83%	L
JNL/Goldman Sachs Emerging Markets Debt	0.62%	0.30%	0.16%	J	0.00%	1.08%	L
JNL/Harris Oakmark Global Equity	0.73%	0.30%	0.16%	J	0.02%	1.21%	L
JNL/Invesco China-India	0.75%	0.30%	0.16%	J	0.00%	1.21%	L
JNL/Invesco Diversified Dividend	0.52%	0.30%	0.16%	J	0.02%	1.00%	L
JNL/Invesco Global Real Estate	0.59%	0.30%	0.15%	J	0.00%	1.04%	L
JNL/Invesco International Growth	0.52%	0.30%	0.15%	J	0.01%	0.98%	L
JNL/Invesco Small Cap Growth	0.66%	0.30%	0.10%	G	0.01%	1.07%	L
JNL/JPMorgan MidCap Growth	0.52%	0.30%	0.10%	G	0.01%	0.93%	L
JNL/JPMorgan U.S. Government & Quality Bond	0.28%	0.30%	0.10%	G	0.01%	0.69%	L
JNL/Lazard Emerging Markets	0.76%	0.30%	0.16%	J	0.00%	1.22%	L
JNL/Mellon Capital Emerging Markets Index	0.25%	0.30%	0.17%	J	0.00%	0.72%	L
JNL/Mellon Capital European 30	0.19%	0.30%	0.16%	J	0.00%	0.65%	L
JNL/Mellon Capital Pacific Rim 30	0.20%	0.30%	0.15%	J	0.00%	0.65%	L
JNL/Mellon Capital MSCI KLD 400 Social Index	0.25%	0.30%	0.22%	J	0.01%	0.78%	L
JNL/Mellon Capital S&P 1500 Growth Index	0.20%	0.30%	0.17%	J	0.01%	0.68%	L
JNL/Mellon Capital S&P 1500 Value Index	0.20%	0.30%	0.17%	J	0.01%	0.68%	L
JNL/Mellon Capital S&P 500 Index	0.12%	0.30%	0.11%	F	0.00%	0.53%	L
JNL/Mellon Capital S&P 400 MidCap Index	0.14%	0.30%	0.12%	G	0.00%	0.56%	L
JNL/Mellon Capital Small Cap Index	0.14%	0.30%	0.12%	G	0.00%	0.56%	L
JNL/Mellon Capital International Index	0.15%	0.30%	0.17%	J	0.00%	0.62%	L
JNL/Mellon Capital Bond Index	0.16%	0.30%	0.10%	G	0.01%	0.57%	L
JNL/MFS Mid Cap Value	0.56%	0.30%	0.10%	G	0.00%	0.96%	L
JNL/Oppenheimer Global Growth	0.50%	0.30%	0.15%	J	0.01%	0.96%	L
JNL/PIMCO Income	0.50%	0.30%	0.18%	J	0.00%	0.98%	L
JNL/PIMCO Real Return	0.38%	0.30%	0.48%	G	0.00%	1.16%	L
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.17%	J	0.01%	0.94%	L
JNL/PPM America High Yield Bond	0.33%	0.30%	0.10%	G	0.02%	0.75%	L
JNL/PPM America Mid Cap Value	0.56%	0.30%	0.11%	G	0.00%	0.97%	L
JNL/PPM America Total Return	0.39%	0.30%	0.10%	G	0.00%	0.79%	L
JNL/PPM America Value Equity	0.45%	0.30%	0.11%	G	0.00%	0.86%	L
JNL/T. Rowe Price Established Growth	0.44%	0.30%	0.09%	F	0.00%	0.83%	L
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.30%	0.10%	G	0.00%	1.00%	L
JNL/T. Rowe Price Short-Term Bond	0.31%	0.30%	0.10%	G	0.00%	0.71%	L
JNL/T. Rowe Price Value	0.49%	0.30%	0.10%	G	0.00%	0.89%	L
JNL/WMC Balanced	0.32%	0.30%	0.09%	F	0.01%	0.72%	L
JNL/WMC Value	0.37%	0.30%	0.10%	G	0.00%	0.77%	L
JNL/S&P Dividend Income & Growth	0.25%	0.30%	0.11%	G	0.00%	0.66%	L
JNL/S&P Mid 3	0.30%	0.30%	0.11%	G	0.00%	0.71%	L
JNL/S&P 4	0.00%	0.30%	0.05%	E	0.36%	0.71%	L
JNL/S&P Managed Conservative	0.10%	0.30%	0.05%	E	0.61%	1.06%	L

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/S&P Managed Moderate	0.09%	0.30%	0.05%	E	0.63%	1.07%	L
JNL/S&P Managed Moderate Growth	0.08%	0.30%	0.05%	E	0.65%	1.08%	L
JNL/S&P Managed Growth	0.08%	0.30%	0.05%	E	0.66%	1.09%	L
JNL/S&P Managed Aggressive Growth	0.09%	0.30%	0.05%	E	0.67%	1.11%	L
JNL Moderate Growth Allocation	0.09%	0.30%	0.06%	E	0.66%	1.11%	L
JNL Growth Allocation	0.09%	0.30%	0.05%	E	0.66%	1.10%	L
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05%	E	0.65%	1.10%	L
JNL Variable Fund LLC
JNL/Mellon Capital DowSM Index	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital MSCI World Index	0.19%	0.30%	0.17%	J	0.00%	0.66%	L
JNL/Mellon Capital NASDAQ® 100 Index	0.18%	0.30%	0.19%	J	0.00%	0.67%	L
JNL/Mellon Capital JNL 5	0.17%	0.30%	0.16%	J	0.00%	0.63%	L
Jackson Variable Series Trust
JNL Conservative Allocation	0.15%	0.30%	0.05%	E	0.73%	1.23%	L
JNL Moderate Allocation	0.15%	0.30%	0.06%	E	0.75%	1.26%	L
JNL iShares Tactical Moderate	0.20%	0.30%	0.15%	J	0.20%	0.85%	L
JNL iShares Tactical Moderate Growth	0.20%	0.30%	0.16%	J	0.20%	0.86%	L
JNL iShares Tactical Growth	0.20%	0.30%	0.16%	J	0.21%	0.87%	L
JNL/FAMCO Flex Core Covered Call	0.50%	0.30%	0.16%	J	0.00%	0.96%	L
JNL/T. Rowe Price Capital Appreciation	0.56%	0.30%	0.15%	J	0.00%	1.01%	L
JNL/The Boston Company Equity Income	0.45%	0.30%	0.16%	J	0.00%	0.91%	L

A    Fees and expenses at the Master Fund level for Class A shares of each respective Fund are as follows:

JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.28%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.76%.

B
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

E    "Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

F    "Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

G    "Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

H    "Other Expenses" includes an Administrative Fee of 0.13% which is payable to JNAM.

I    "Other Expenses" includes an Administrative Fee of 0.14% which is payable to JNAM.

J    "Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

K    "Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

L    Expense Information has been restated to reflect current fees.

M    Fees and expenses at the Master Fund level of each respective Fund are as follows:

JNL/Vanguard Capital Growth Fund: Management Fee: 0.34%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.36%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.29%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.31%.

JNL/Vanguard International Fund: Management Fee: 0.36%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.39%.

JNL/Vanguard Small Company Growth: Management Fee: 0.31%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Acquired Fund Fees and Expenses: 0%; Total Annual Portfolio Operating Expenses: 0.34%.

➢
Investment Objective Changes. Effective August 13, 2018, under the section titled “INVESTMENT DIVISIONS” in the prospectus, the brief statements of the corresponding investment objective for the following Funds are revised as follows, whether or not in connection with a name change, sub-adviser change, or the addition of new Funds:

JNL Series Trust

JNL Multi-Manager Small Cap Value Fund
Jackson National Asset Management, LLC (and Congress Asset Management, LLP, Chicago Equity Partners, LLC, Cooke & Bieler L.P., Cortina Asset Management, LLC, and WCM Investment Management)
Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a variety of small cap value strategies managed by five unaffiliated investment managers.

JNL/First State Global Infrastructure Fund (formerly, JNL/Brookfield Global Infrastructure and MLP Fund)
Jackson National Asset Management, LLC (and Colonial First State Asset Management (Australia) Limited)
Seeks total return through growth of capital and inflation-protected income by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in publicly traded equity securities of infrastructure companies. The Fund will typically invest in U.S. and non-U.S. (foreign markets), which may include developing and emerging market countries.

JNL/PPM America Small Cap Value Fund (Please Note: The Investment Division investing in the JNL/PPM America Small Cap Value Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase. The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell such company's securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)
Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of U.S. companies. Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase. At least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) will be invested, under normal circumstances, in a diversified portfolio of equity securities of U.S. companies.

Jackson Variable Series Trust

JNL iShares Tactical Growth Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 60% to 100% (with a target allocation of 80%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 0% to 40% (with a target allocation of 20%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

JNL iShares Tactical Moderate Growth Fund
Jackson National Asset Management, LLC (and BNY Mellon Asset Management North America Corporation)
Seeks long-term growth of capital through investment in a diversified group of exchange-traded funds (“Underlying ETFs”). Under normal market conditions, the Fund seeks to achieve its investment objective primarily through investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in a diversified group of underlying exchange-traded funds. Under normal market conditions, the Adviser allocates approximately 40% to 80% (with a target allocation of 60%) of the Fund’s assets to Underlying ETFs that invest primarily in equity securities, 20% to 60% (with a target allocation of 40%) of the Fund’s assets to Underlying ETFs that invest primarily in fixed-income securities and/or cash alternatives, and up to 15% (with a target allocation of 0%) of the Fund’s assets to Underlying ETFs that invest primarily in alternative assets and strategies. The Adviser may also allocate the Fund’s assets to securities and derivative contracts to meet the Fund’s allocation targets.

CHANGES TO APPENDIX A "TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES".

➢	Effective August 13, 2018, Appendix A to the prospectus is revised as follows:

a)	The following paragraph is added to the end of Appendix A.

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

___________________________________
(To be used with VC5995 04/18)

JMV20935 08/18

Supplement Dated August 13, 2018
To The Statement of Additional Information Dated April 30, 2018 For

RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced Statement of Additional Information. Please read and keep it together with your copy of the Statement of Additional Information for future reference.

Effective August 13, 2018, the following paragraph is added to the end of the section titled “General Information and History”, under the subsection titled “Trademarks, Service Marks, and Related Disclosures”:

iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates (“BlackRock”) and are used under license.  BlackRock makes no representations or warranties regarding the advisability of investing in any product or service offered by Jackson National Life Insurance Company (“Jackson”). BlackRock has no obligation or liability in connection with the operation, marketing, trading or sale of any product or service offered by Jackson.

In the section titled “Condensed Financial Information”, under the subsection titled “Accumulation Unit Values”, the following paragraphs are inserted immediately preceding the tables of Accumulation Unit Values:

Set forth below are fund changes and additions since the Prospectus dated April 30, 2018, for your information in reviewing Accumulation Unit information.

The following fund merger is effective August 13, 2018:

JNL Series Trust
JNL/Invesco Mid Cap Value Fund merged into JNL/MFS Mid Cap Value Fund

Effective August 13, 2018, the following Fund names changed (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL/Brookfield Global Infrastructure and MLP Fund to JNL/First State Global Infrastructure Fund
JNL/Franklin Templeton International Small Cap Growth Fund to JNL/Franklin Templeton International Small Cap Fund
JNL/Vanguard Growth Allocation Fund to JNL/Vanguard Growth ETF Allocation Fund
JNL/Vanguard Moderate Allocation Fund to JNL/Vanguard Moderate ETF Allocation Fund
JNL/Vanguard Moderate Growth Allocation Fund to JNL/Vanguard Moderate Growth ETF Allocation Fund

Effective August 13, 2018, there are new Investment Divisions for which Accumulation Unit information is not yet available. The new Investment Divisions invest in the following Funds:

Jackson Variable Series Trust
JNL iShares Tactical Growth Fund
JNL iShares Tactical Moderate Fund
JNL iShares Tactical Moderate Growth Fund

___________________________________
(To be used with V5996 04/18)

JMV20936 08/18

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B:

Jackson National Separate Account - I:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2017
Statements of Operations for the period ended December 31, 2017
Statements of Changes in Net Assets for the periods ended December 31, 2017 and 2016
Notes to Financial Statements

Jackson National Life Insurance Company:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2017 and 2016
Consolidated Income Statements for the years ended December 31, 2017, 2016, and 2015
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended December 31, 2017, 2016, and 2015
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016, and 2015
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit    Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on April 21, 1999 (File Nos. 033-82080 and 811-08664).

2.	Not Applicable.

3.

a.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

c.	Specimen of Selling Agreement (V2565 01/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

d.	Specimen of Selling Agreement (V2565 08/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

e.	Specimen of Selling Agreement (V2565 06/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 13, filed on September 11, 2014 (File Nos. 333-183048 and 811-08664).

f.
Specimen of DOL Fiduciary Rule Addendum to Selling Agreement (SAA0007 04/17), incorporated herein by reference to Registrant's Post-Effective Amendment No. 12, filed on April 24, 2018 (File Nos. 333-183050 and 811-08664).

4.

a.
Specimen of the Retirement Latitudes Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Registration Statement, filed on March 1, 2006 (File Nos. 333-132128 and 811-08664).

b.	Specimen of Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1, filed on December 19, 2001 (File Nos. 333-70472 and 811-08664).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1, filed on December 19, 2001(File Nos. 333-70472 and 811-08664).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant's Registration Statement, filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

e.	Specimen of Roth IRA Endorsement, incorporated herein by reference to the Registrant's Registration Statement, filed on August 19, 2004 (File Nos. 333-118368 and 811-08664).

f.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant's Pre-Effective Amendment 1, filed on December 23, 2004 (File Nos. 333-118368 and 811-08664).

g.	Specimen of Earnings Protection Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement, filed on September 28, 2001 (File Nos. 333-70472 and 811-08664).

h.	Specimen of 5% Roll-Up Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

i.	Specimen of Highest Anniversary Value Death Benefit, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

j.
Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

k.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6, filed on June 11, 2003 (File Nos. 333-70472 and 811-08664).

l.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on July 21, 2004 (File Nos. 333-70472 and 811-08664).

m.	Specimen of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1, filed on April 29, 2002 (File Nos. 333-70472 and 811-08664).

n.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19, filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

o.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17, filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

p.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17, filed on June 20, 2005 (File Nos. 333-70472 and 811-08664).

q.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

r.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

s.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

t.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

u.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 24 filed on January 31, 2006 (File Nos. 333-70472 and 811-08664).

v.	Specimen of 4 Year Withdrawal Charge Schedule, incorporated herein by reference to the Registrant's Registration Statement, filed on March 1, 2006 (File Nos. 333-132128 and 811-08664).

w.
Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant's Registration Statement, filed on March 1, 2006 (File Nos. 333-132128 and 811-08664).

x.
Specimen of the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32, filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

y.	Specimen of 5% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26, filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

z.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26, filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

aa.
Specimen of Joint 5% For Life Guaranteed Minimum Withdrawal Benefit with Bonus and 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26, filed on June 23, 2006 (File Nos. 333-70472 and 811-08664).

bb.	Specimen of Highest Anniversary Value Death Benefit, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08664).

cc.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

dd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ee.
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

ff.
Specimen of the 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

gg.
Specimen of the 7% Guaranteed Minimum Withdrawal Benefit With 5 Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 34, filed on February 2, 2007 (File Nos. 333-70472 and 811-08664).

hh.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 6, 2007 (File Nos. 333-70472 and 811-08664).

ii.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

jj.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

kk.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

ll.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

mm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 41, filed on August 23, 2007 (File Nos. 333-70472 and 811-08664).

nn.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

oo.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007(File Nos. 333-70472 and 811-08664).

pp.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

qq.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

rr.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

ss.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

tt.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008(File Nos. 333-132128 and 811-08664).

uu.
Specimen of the 5% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

vv.
Specimen of the Combination [5%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

ww.
Specimen of the 6% Roll-up Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

xx.
Specimen of the Combination [6%] Roll-up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No.7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

yy.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

zz.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Freedom) Endorsement (7587 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on December 31, 2008 (File Nos. 333-132128 and 811-08664).

aaa.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (Joint Freedom) Endorsement (7588 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on December 31, 2008 (File Nos. 333-132128 and 811-08664).

bbb.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (DB) Endorsement (7589 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 8, filed on December 31, 2008 (File Nos. 333-132128 and 811-08664).

ccc.
Specimen of the Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit (HQAV) Endorsement (7595 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

ddd.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

eee.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

fff..
Specimen of the [6%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7598 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

ggg.
Specimen of the Combination [6%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7599 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

hhh.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit with Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

iii.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

jjj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

kkk.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

lll.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

mmm.
Specimen of the [4%] Contract Enhancement Endorsement (7569 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

nnn.
Specimen of the [5%] Contract Enhancement Endorsement (7570 12/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

ooo.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

ppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7635 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

qqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7636 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

rrr.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

sss.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620 05/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

ttt.
Specimen of the Retirement Latitudes Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

uuu.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select) Endorsement (7638 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (Jackson Select With Joint Option) Endorsement (7639 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

xxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

yyy.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

zzz.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

bbbb.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

cccc.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

dddd.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

eeee.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

ffff.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

hhhh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7654 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

iiii.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656 10/10), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

jjjj.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

kkkk.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

llll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit with Annual Step-Up and Transfer of Assets Endorsement (7667 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

mmmm.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net) (7669 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

nnnn.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Endorsement (LifeGuard Freedom 6 Net with Joint Option) (7670 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

oooo.
Specimen of the [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

pppp.
Specimen of the Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

qqqq.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668 04/12), incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1, filed on April 24, 2012 (File Nos. 333-178774 and 811-08664).

rrrr.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7700 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

ssss.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7701 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

tttt.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7702 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

uuuu.
Form of For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus, Annual Step-Up And Death Benefit Endorsement (7712 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

vvvv.
Form of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7713 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

wwww.
Form of Guaranteed Minimum Withdrawal Benefit Endorsement (7678 04/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No.4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

xxxx.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5]% Bonus And Annual Step-Up Endorsement (7707), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

yyyy.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6]% Bonus And Annual Step-Up Endorsement (7708), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

zzzz.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With [7]% Bonus And Annual Step-Up Endorsement (7709), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

aaaaa.
Form of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount Endorsement (7714), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 8, filed on September 12, 2013 (File Nos. 333-183048 and 811-08664).

bbbbb.
Form of Individual Retirement Annuity Endorsement (ICC13 7715), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

ccccc.
Form of Roth Individual Retirement Annuity Endorsement (ICC13 7716), incorporated herein by reference to Registrant’s Registration Statement, filed on December 20, 2013 (File Nos. 333-192971 and 811-08664).

ddddd.
Form of Non-Qualified Stretch Annuity Endorsement (ICC14 7723), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 9, filed on September 11, 2014 (File Nos. 333-176619 and 811-08664).

eeeee.
Form of Individual Retirement Annuity Endorsement (ICC14 7715), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

fffff.
Form of Roth Individual Retirement Annuity Endorsement (ICC14 7716), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

ggggg.
Form of Section 403(b) Tax Sheltered Annuity Endorsement (ICC14 7725), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

hhhhh.
Form of [3%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 3%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

iiiii.
Form of [4%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 4%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

jjjjj.
Form of [5%] Roll-Up Guaranteed Minimum Death Benefit Endorsement (7596 5%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

kkkkk.
Form of Combination [3%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 3%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

lllll.
Form of Combination [4%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 4%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

mmmmm.
Form of Combination [5%] Roll-Up and Highest Quarterly Anniversary Value Guaranteed Minimum Death Benefit Endorsement (7597 5%), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 16, filed on January 20, 2015 (File Nos. 333-183048 and 811-08664).

5.

a.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Pre-Effective Amendment filed on June 9, 2006 (File Nos. 333-132128 and 811-08664).

b.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 1 filed on December 21, 2006 (File Nos. 333-132128 and 811-08664).

c.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 2, filed on April 25, 2007 (File Nos. 333-132128 and 811-08664).

d.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 5, filed on November 28, 2007 (File Nos. 333-132128 and 811-08664).

e.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6, filed on March 26, 2008 (File Nos. 333-132128 and 811-08664).

f.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to Registrant's Post-Effective Amendment No. 6, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

g.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

h.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

i.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

j.
Form of the Retirement Latitudes Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on October 5, 2010 (File Nos. 333-132128 and 811-08664).

k.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 13, filed on April 28, 2011 (File Nos. 333-132128 and 811-08664).

l.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed on August 26, 2011 (File Nos. 333-132128 and 811-08664).

m.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 12/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on November 29, 2011 (File Nos. 333-132128 and 811-08664).

n.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/12), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22, filed on April 25, 2012 (File Nos. 333-132128 and 811-08664).

o.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/12), incorporated herein by reference to Registration’s Post-Effective Amendment No. 24, filed on August 27, 2012 (File Nos. 333-132128 and 811-08664).

p.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/13), incorporated herein by reference to Registration’s Post-Effective Amendment No. 25, filed on April 24, 2013 (File Nos. 333-132128 and 811-08664).

q.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/13), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 26, filed on September 12, 2013 (File Nos. 333-132128 and 811-08664).

r.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 27, filed on April 21, 2014 (File Nos. 333-132128 and 811-08664).

s.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/14), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28, filed on September 11, 2014 (File Nos. 333-132128 and 811-08664).

t.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 01/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 29, filed on December 22, 2014 (File Nos. 333-132128 and 811-08664).

u.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 30, filed on April 21, 2015 (File Nos. 333-132128 and 811-08664).

v.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/15), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 31, filed on September 24, 2015 (File Nos. 333-132128 and 811-08664).

w.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 32, filed on April 19, 2016 (File Nos. 333-132128 and 811-08664).

x.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/16), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 33, filed on September 15, 2016 (File Nos. 333-132128 and 811-08664).

y.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 04/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34, filed on April 18, 2017 (File Nos. 333-132128 and 811-08664).

z.
Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 09/17), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 35, filed on September 19, 2017 (File Nos. 333-132128 and 811-08664).

aa.	Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 08/18), attached hereto.

6.

a.	Articles of Incorporation of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 3 filed on April 30, 1996 (File Nos. 033-82080 and 811-08664).

c.	Amended By-laws of Jackson National Life Insurance Company, incorporated herein by reference to the Registration Statement, filed on December 31, 2012 (File Nos. 333-185768 and 811-04405).

7.

a.
Variable Annuity Guaranteed Minimum Income Benefit Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 filed on October 20, 2005 (File Nos. 333-70472 and 811-08664).

b.
Amendment No. 3 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 filed on December 21, 2006 (File Nos. 333-70472 and 811-08664).

c.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 6 filed on March 26, 2008 (File Nos. 333-132128 and 811-08664).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to Registrant's Post-Effective Amendment No. 7, filed on October 6, 2008 (File Nos. 333-132128 and 811-08664).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 2, 2009 (File Nos. 333-132128 and 811-08664).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10, filed on September 24, 2009 (File Nos. 333-132128 and 811-08664).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on April 30, 2010 (File Nos. 333-132128 and 811-08664).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 91, filed on January 18, 2011 (File Nos. 333-70472 and 811-08664).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment 13, filed on April 28, 2011 (File Nos. 333-132128 and 811-08664).

j.
Amendment No. 17 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment 14, filed on August 26, 2011 (File Nos. 333-132128 and 811-08664).

k.
Amendment No. 18 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22, filed on April 25, 2012 (File Nos. 333-132128 and 811-08664).

l.
Amendment No. 19 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date April 28, 2014, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 110, filed on September 11, 2014 (File Nos. 333-70472 and 811-08664).

m.
Amendment No. 20 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and ACE Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date of April 27, 2015, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 112, filed on September 24, 2015 (File Nos. 333-70472 and 811-08664).

n.
Amendment No. 21 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company (“Ceding Company”) and Chubb Tempest Life Reinsurance LTD. (“Reinsurer”), with effective date of April 25, 2016, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 114, filed on September 15, 2016 (File Nos. 333-70472 and 811-08664).

8.
Amended and Restated Administrative Services Agreement between Jackson National Asset Management, LLC and Jackson National Life Insurance Company, incorporated herein by reference to Registrant’s Post-Effective Amendment No. 4, filed on April 23, 2013 (File Nos. 333-183048 and 811-08664).

9.	Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.	Not Applicable.

12.	Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Dennis J. Manning 1 Corporate Way Lansing, MI 48951	Chairman & Director

Morten N. Friis 1 Corporate Way Lansing, MI 48951	Director

James J. Scanlan 1 Corporate Way Lansing, MI 48951	Director

Barry L. Stowe 300 Innovation Drive Franklin, TN 37067	President & Director

P. Chad Myers 1 Corporate Way Lansing, MI 48951	Executive Vice President, Chief Financial Officer & Director

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	Executive Vice President & Chief Distribution Officer

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Senior Vice President

Andrew J. Bowden 1 Corporate Way Lansing, MI 48951	Senior Vice President, General Counsel & Secretary

Michael A. Costello 1 Corporate Way Lansing, MI 48951	Senior Vice President, Treasurer & Controller

Devkumar D. Ganguly 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Information Officer

Julia A. Goatley 1 Corporate Way Lansing, MI 48951	Senior Vice President

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Senior Vice President, Chief Risk Officer & Director

Thomas P. Hyatte 1 Corporate Way Lansing, MI 48951	Senior Vice President

Keith R. Moore 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Technology Officer

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Laura L. Prieskorn 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Administration Officer

Dana S. Rapier 1 Corporate Way Lansing, MI 48951	Senior Vice President & Chief Human Resources Officer

Kenneth H. Stewart 1 Corporate Way Lansing, MI 48951	Senior Vice President & Director

Marcia L. Wadsten 1 Corporate Way Lansing, MI 48951	Senior Vice President, Chief Actuary & Appointed Actuary

Richard C. White 1 Corporate Way Lansing, MI 48951	Senior Vice President

Marina C. Ashiotou 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Dennis A. Blue 1 Corporate Way Lansing, MI 48951	Vice President

Barrett M. Bonemer 1 Corporate Way Lansing, MI 48951	Vice President

Pamela L. Bottles 1 Corporate Way Lansing, MI 48951	Vice President

David L. Bowers 300 Innovation Drive Franklin, TN 37067	Vice President

William T. Devanney, Jr. 1 Corporate Way Lansing, MI 48951	Vice President

Charles F. Field, Jr. 300 Innovation Drive Franklin, TN 37067	Vice President

Dana R. Malesky Flegler 1 Corporate Way Lansing, MI 48951	Vice President

Lisa Ilene Fox 300 Innovation Drive Franklin, TN 37067	Vice President

Heather Gahir 1 Corporate Way Lansing, MI 48951	Vice President

Scott Golde 1 Corporate Way Lansing, MI 48951	Vice President

Guillermo E. Guerra 1 Corporate Way Lansing, MI 48951	Vice President & Corporate Information Security Officer

Robert W. Hajdu 1 Corporate Way Lansing, MI 48951	Vice President

Laura L. Hanson 1 Corporate Way Lansing, MI 48951	Vice President

Robert L. Hill 1 Corporate Way Lansing, MI 48951	Vice President

Julie A. Hughes 1 Corporate Way Lansing, MI 48951	Vice President

Matthew T. Irey 1 Corporate Way Lansing, MI 48951	Vice President

Thomas A. Janda 1 Corporate Way Lansing, MI 48951	Vice President

Scott F. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Toni L. Klus 1 Corporate Way Lansing, MI 48951	Vice President

Matthew F. Laker 300 Innovation Drive Franklin, TN 37067	Vice President

Wayne R. Longcore 1 Corporate Way Lansing, MI 48951	Vice President

Richard C. Liphardt 1 Corporate Way Lansing, MI 48951	Vice President

Diahn M. McHenry 1 Corporate Way Lansing, MI 48951	Vice President

Ryan T. Mellott 1 Corporate Way Lansing, MI 48951	Vice President

Dean M. Miller 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Jacky Morin 300 Connell Drive Suite 2100 Berkeley Heights, NJ 07922	Vice President

Gary J. Rudnicki 1 Corporate Way Lansing, MI 48951	Vice President

Stacey L. Schabel 1 Corporate Way Lansing, MI 48951	Vice President & Chief Audit Executive

James A. Schultz 1 Corporate Way Lansing, MI 48951	Vice President & Assistant Treasurer

William R. Schulz 1 Corporate Way Lansing, MI 48951	Vice President

Muhammad S. Shami 1 Corporate Way Lansing, MI 48951	Vice President

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Vice President

Michael D. Story 1 Corporate Way Lansing, MI 48951	Vice President

Brian M. Walta 1 Corporate Way Lansing, MI 48951	Vice President

Weston B. Wetherell 225 W. Wacker Drive Suite 1200 Chicago, IL 60606	Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

The Registrant is a separate account of Jackson National Life Insurance Company (“Depositor”), a stock life insurance company organized under the laws of the state of Michigan. The Depositor is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc (London, England), a publicly traded life insurance company in the United Kingdom.

The following organizational chart for Prudential plc indicates those persons who are controlled by or under common control with the Depositor. No person is controlled by the Registrant.

The organizational chart for Prudential plc is incorporated herein by reference to Exhibit 26 of Post-Effective Amendment No. 13, filed on August 7, 2018 (File Nos. 333-183050 and 811-08664).

Item 27. Number of Contract Owners as of July 20, 2018

Retirement Latitudes Contracts:

Qualified - 8,885
Non-Qualified - 7,563

Item 28. Indemnification

Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, the JNLNY Separate Account IV, the Jackson Sage Variable Annuity Account A, the Jackson Sage Variable Life Account A, the Jackson SWL Variable Annuity Fund I, the JNL Series Trust, JNL Variable Fund LLC, JNL Investors Series Trust, and Jackson Variable Series Trust.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Barry L. Stowe 300 Innovation Drive Franklin, TN 37067	Chairman & Manager

Steve P. Binioris 1 Corporate Way Lansing, MI 48951	Manager

Bradley O. Harris 300 Innovation Drive Franklin, TN 37067	Manager

Emilio Pardo 300 Innovation Drive Franklin, TN 37067	Manager

Heather R. Strang 1 Corporate Way Lansing, MI 48951	Manager

Gregory P. Cicotte 300 Innovation Drive Franklin, TN 37067	President, Chief Executive Officer & Manager

Scott Romine 300 Innovation Drive Franklin, TN 37067	President of Advisory Solutions

Scott Golde 1 Corporate Way Lansing, MI 48951	General Counsel

Maura Collins 7601 Technology Way Denver, CO 80237	Executive Vice President & Chief Financial Officer

Alison Reed 7601 Technology Way Denver, CO 80237	Executive Vice President, Operations

Marc Socol 300 Innovation Drive Franklin, TN 37067	Executive Vice President, National Sales Manager

Ed Balsmann 300 Innovation Drive Franklin, TN 37067	Senior Vice President & Chief Compliance Officer

Tori Bullen 7601 Technology Way Denver, CO 80237	Senior Vice President

Elizabeth Griffith 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Thomas Hurley 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Doug Mantelli 7601 Technology Way Denver, CO 80237	Senior Vice President

Greg Masucci 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Tim Munsie 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Daniel Starishevsky 7601 Technology Way Denver, CO 80237	Senior Vice President

Brian Sward 7601 Technology Way Denver, CO 80237	Senior Vice President

Christian Von Allmen 300 Innovation Drive Franklin, TN 37067	Senior Vice President

Ty Anderson 7601 Technology Way Denver, CO 80237	Vice President

Jeffrey Bain 7601 Technology Way Denver, CO 80237	Vice President

Brad Baker 7601 Technology Way Denver, CO 80237	Vice President

Erin Balcaitis 7601 Technology Way Denver, CO 80237	Vice President

J. Edward Branstetter, Jr. 7601 Technology Way Denver, CO 80237	Vice President

Court Chynces 300 Innovation Drive Franklin, TN 37067	Vice President

Christopher Cord 7601 Technology Way Denver, CO 80237	Vice President

Ashley S. Golson 300 Innovation Drive Franklin, TN 37067	Vice President

Luis Gomez 7601 Technology Way Denver, CO 80237	Vice President

Mark Jones 7601 Technology Way Denver, CO 80237	Vice President

Matt Lemieux 300 Innovation Drive Franklin, TN 37067	Vice President

Kristine Lowry 300 Innovation Drive Franklin, TN 37067	Vice President, FinOp & Controller

Tamu McCreary 7601 Technology Way Denver, CO 80237	Vice President

Jennifer Meyer 7601 Technology Way Denver, CO 80237	Vice President

Steven O’Connor 7601 Technology Way Denver, CO 80237	Vice President

Allison Pearson 7601 Technology Way Denver, CO 80237	Vice President

Jeremy D. Rafferty 7601 Technology Way Denver, CO 80237	Vice President

Ryan Riggen 300 Innovation Drive Franklin, TN 37067	Vice President

Sam Rosenbrock 300 Innovation Drive Franklin, TN 37067	Vice President

Marilynn Scherer 7601 Technology Way Denver, CO 80237	Vice President

Jeremy Swartz 7601 Technology Way Denver, CO 80237	Vice President

Robin Tallman 7601 Technology Way Denver, CO 80237	Vice President

Angela Tucker 7601 Technology Way Denver, CO 80237	Vice President

Sutton White 300 Innovation Drive Franklin, TN 37067	Vice President

Byron Wilson 300 Innovation Drive Franklin, TN 37067	Vice President

Phil Wright 7601 Technology Way Denver, CO 80237	Vice President

Kristan L. Richardson 1 Corporate Way Lansing, MI 48951	Secretary

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL 60606

Item 31. Management Services

Not Applicable.

Item 32. Undertakings and Representations

a)
Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b)
Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c)
Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d)
Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

e)
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American

Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 7th day of August, 2018.

Jackson National Separate Account - I
(Registrant)

Jackson National Life Insurance Company

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company
(Depositor)

By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	August 7, 2018
Barry L. Stowe, President and Director

*	August 7, 2018
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

*	August 7, 2018
Michael A. Costello, Senior Vice President, Treasurer and Controller

*	August 7, 2018
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

*	August 7, 2018
Kenneth H. Stewart, Senior Vice President and Director

*	August 7, 2018
Morten N. Friis, Director

*	August 7, 2018
Dennis J. Manning, Chairman and Director

*	August 7, 2018
James J. Scanlan, Director

* By: /s/ ANDREW J. BOWDEN
Andrew J. Bowden, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoint Barry L. Stowe, P. Chad Myers, Andrew J. Bowden, Susan S. Rhee, and Julia A. Goatley (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns Jackson National Separate Account - I (File Nos. 033-82080, 333-70472, 333-73850, 333-118368, 333-119656, 333-132128, 333-136472, 333-155675, 333-172874, 333-172875, 333-172877, 333-175718, 333-175719, 333-176619, 333-178774, 333-183048, 333-183049, 333-183050, 333-192971, 333-210504, 333-212424, 333-217500, and 333-217501), Jackson National Separate Account III (File No. 333-41153), Jackson National Separate Account IV (File Nos. 333-108433 and 333-118131), and Jackson National Separate Account V (File No. 333-70697), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any one of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 5th day of June, 2018.

/s/ BARRY L. STOWE
Barry L. Stowe, President and Director

/s/ P. CHAD MYERS
P. Chad Myers, Executive Vice President, Chief Financial Officer and Director

/s/ MICHAEL A. COSTELLO
Michael A. Costello, Senior Vice President, Treasurer and Controller

/s/ BRADLEY O. HARRIS
Bradley O. Harris, Senior Vice President, Chief Risk Officer and Director

/s/ KENNETH H. STEWART
Kenneth H. Stewart, Senior Vice President and Director

/s/ MORTEN N. FRIIS
Morton N. Friis, Director

/s/ DENNIS J. MANNING
Dennis J. Manning, Chairman and Director

/s/ JAMES J. SCANLAN
James J. Scanlan, Director

EXHIBIT LIST

Exhibit No.	Description

5aa.	Form of the Retirement Latitudes Variable and Fixed Annuity Application (V630 08/18).

9.	Opinion and Consent of Counsel.

10.	Consent of Independent Registered Public Accounting Firm.